ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Nonrelated party
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	¥ 4,287	$ 612	¥ 505
Allowance for credit losses for accounts receivable	(505)	(72)	¥ (505)
Accounts receivable, net	3,782	540
Related party
ACCOUNTS RECEIVABLE, NET
Allowance for credit losses for accounts receivable	0
Accounts receivable, net	¥ 6,284	$ 899